Fair Value of Financial Instruments and Risk Management (Sale of Receivables - Third-party Financial Institutions) (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Fair Value Disclosures [Abstract]
Sale of receivables	$ 779
Settlement of receivables	(647)
Cash collection, not yet remitted	(20)
Outstanding balances sold to financial institutions	$ 112